Lessee disclosures (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Leases [Abstract]
Schedule of Movement in Right-of-Use Assets	The table below sets out the movement in the Group’s right-of-use assets, which are primarily in respect of premises, and are recognised within other assets (note 22).

	2024 £m	2023 £m
At 1 January	1,025	1,119
Exchange and other adjustments	1	6
Additions	128	135
Disposals	(113)	(32)
Depreciation charge for the year	(192)	(203)
At 31 December	849	1,025